Property and equipment, net - Depreciation expenses on property and equipment allocated to expense items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total depreciation expenses	$ 7,666	$ 7,880	$ 7,616
Total impairment loss	119	144	1,029
Cost of revenues
Property and equipment, net
Total depreciation expenses	1,515	618	77
Selling, general and administrative expenses
Property and equipment, net
Total depreciation expenses	2,273	2,581	4,222
Total impairment loss	0	0	64
Research and development expenses
Property and equipment, net
Total depreciation expenses	3,878	4,681	3,317
Total impairment loss	$ 119	$ 144	$ 965